Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 5 — Cash and Cash Equivalents:

	December 31,
	2021	2020
	U.S. dollars in thousands
Cash and cash equivalents, in Dollars	3,060	676
Cash and cash equivalents, in NIS	3,534	101
Cash and cash equivalents, in other currencies	92	3
	6,686	780